Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

11.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	Millions of yen
Income from continuing operations	¥475,592	¥587,793	¥481,229
Equity in earnings (losses) of affiliated companies	(1,027)	(4,540)	(8,407)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(1,306)	(580)	77,297
Unrealized gain (loss) on derivative instruments	(1,302)	459	(103)
Foreign currency translation adjustments	(12,818)	(15,622)	21,461
Pension liability adjustments	(49,557)	(5,920)	12,924

Total income taxes	¥409,582	¥561,590	¥584,401

Substantially all of NTT Group’s income before income taxes and equity in earnings (losses) of affiliated companies for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal years ended March 31, 2011, and 2012, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 41%. During the fiscal year ended March 31, 2013, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 38%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

“The Act to Amend Sections of the Income Tax Act for Tax Reform in Accordance with Changes to the Economic Social Structure” and “The Act on Special Measures for Reconstruction and Rehabilitation in Response to the Great East Japan Earthquake” were enacted on November 30, 2011. Income tax rates will be adjusted from consolidated accounting periods that begin on or after April 1, 2012. The aggregate statutory income tax rate will decline from approximately 41% to approximately 38% for the fiscal years ending March 31, 2013-2015, and then to approximately 36% for fiscal years ending March 31, 2016 and thereafter. As a result of this change in the income tax rate, net deferred tax assets existing on the enactment date decreased by ¥89,936 million, and these adjustments are included in “Income tax expense (benefit) -Deferred” in the consolidated statements of income for the fiscal year ended March 31, 2012. Net income attributable to NTT decreased ¥80,232 million for the fiscal year ended March 31, 2012.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2013, NTT had 108 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2011	2012	2013
Statutory tax rate	40.65%	40.65%	37.98%
Expenses not deductible for tax purposes	0.07	0.39	1.03
Tax credit	(1.61)	(1.47)	(1.61)
Net change in valuation allowance	0.59	(0.27)	0.95
Effect of changes in the enacted tax rates	—	6.99	0.75
Other	0.75	1.14	0.97

Effective tax rate	40.45%	47.43%	40.07%

Significant components of deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥558,175	¥543,115
Accrued enterprise tax	17,215	21,045
Property, plant and equipment and intangible assets principally due to differences in depreciation	386,961	382,626
Compensated absences	96,101	94,207
Accrued bonus	42,895	41,941
Unamortized purchases of leased assets	9,152	7,956
Operating loss carryforwards	149,813	170,523
Accrued liabilities for loyalty programs	97,536	80,389
Deferred revenues regarding Nikagetsu Kurikoshi	20,794	16,769
Foreign currency translation adjustments	36,812	20,085
Other	151,627	163,289

Total gross deferred tax assets	1,567,081	1,541,945
Less—Valuation allowance	(242,158)	(253,693)

Total deferred tax assets	1,324,923	1,288,252

Deferred tax liabilities:
Unrealized gains on securities	(5,843)	(85,761)
Investment in subsidiary, principally arising upon issuance of stock	(303,363)	(301,832)
Other	(172,997)	(185,700)

Total gross deferred tax liabilities	(482,203)	(573,293)

Net deferred tax assets	¥842,720	¥714,959

The valuation allowance at March 31, 2012 and 2013 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2011 was an increase of ¥8,709 million, and for the year ended March 31, 2012 was a decrease of ¥32,401 million, and for the year ended March 31, 2013 was an increase of ¥11,535 million.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Net deferred tax assets at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012	2013
	Millions of yen
Deferred income taxes (current assets)	¥223,021	¥224,194
Deferred income taxes (investments and other assets)	789,293	694,361
Other current liabilities	(3)	(4,772)
Deferred income taxes (long-term liabilities)	(169,591)	(198,824)

Total	¥842,720	¥714,959

At March 31, 2013, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥660,750 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥199,867
6 to 20 years	379,745
Indefinite periods	81,138

Total	¥660,750

Deferred tax liabilities recognized for certain portions of the undistributed earnings of NTT’s foreign subsidiaries are immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535

2013
Millions of yen
Balance at March 31, 2012	¥4,535
Increase in tax position of current year	450
Decrease in tax position of prior year	(1,080)
Settlements	—
Foreign currency translation adjustments	451

Balance at March 31, 2013	¥4,356

The unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥4,535 million and ¥4,356 million at March 31, 2012 and 2013, respectively. NTT does not expect any material changes in its reserves for unrecognized tax benefits in the next 12 months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense (benefit) in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2011, 2012 and 2013 were immaterial. As of March 31, 2013, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2011 and prior have been completed by the tax authorities.